Quarterly Holdings Report
for
Fidelity® Equity-Income K6 Fund
October 31, 2025
EQU-K6-NPRT3-1225
1.9893873.106
Common Stocks - 98.3%
	Shares	Value ($)
CANADA - 2.7%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Restaurant Brands International Inc (a)	31,476	2,067,355
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
Alimentation Couche-Tard Inc	26,521	1,347,843
Metro Inc/CN	17,267	1,150,969
		2,498,812
Energy - 1.3%
Oil, Gas & Consumable Fuels - 1.3%
Canadian Natural Resources Ltd	56,967	1,822,473
Imperial Oil Ltd	28,317	2,504,527
		4,327,000
TOTAL CANADA		8,893,167
FRANCE - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Vallourec SACA	56,078	1,043,585
GERMANY - 0.5%
Industrials - 0.5%
Industrial Conglomerates - 0.5%
Siemens AG	5,315	1,506,257
ITALY - 0.5%
Industrials - 0.5%
Electrical Equipment - 0.5%
Prysmian SpA	15,523	1,607,112
JAPAN - 0.6%
Industrials - 0.6%
Industrial Conglomerates - 0.6%
Hitachi Ltd	56,416	1,946,793
KOREA (SOUTH) - 1.3%
Information Technology - 1.3%
Technology Hardware, Storage & Peripherals - 1.3%
Samsung Electronics Co Ltd	54,340	4,087,115
NETHERLANDS - 0.9%
Information Technology - 0.9%
Semiconductors & Semiconductor Equipment - 0.9%
NXP Semiconductors NV	14,204	2,970,340
TAIWAN - 1.7%
Information Technology - 1.7%
Semiconductors & Semiconductor Equipment - 1.7%
Taiwan Semiconductor Manufacturing Co Ltd ADR	18,753	5,633,964
UNITED KINGDOM - 2.6%
Consumer Staples - 0.6%
Personal Care Products - 0.4%
Unilever PLC	21,899	1,314,036
Tobacco - 0.2%
Imperial Brands PLC	17,389	690,940
TOTAL CONSUMER STAPLES		2,004,976

Health Care - 1.1%
Pharmaceuticals - 1.1%
Astrazeneca PLC	22,161	3,655,427
Industrials - 0.9%
Aerospace & Defense - 0.9%
Rolls-Royce Holdings PLC	188,401	2,899,267
TOTAL UNITED KINGDOM		8,559,670
UNITED STATES - 87.2%
Communication Services - 7.8%
Diversified Telecommunication Services - 1.5%
AT&T Inc	92,425	2,287,519
Verizon Communications Inc	61,942	2,461,575
		4,749,094
Entertainment - 1.2%
Walt Disney Co/The	34,035	3,833,022
Interactive Media & Services - 3.8%
Alphabet Inc Class A	38,856	10,925,919
Meta Platforms Inc Class A	2,063	1,337,546
		12,263,465
Media - 0.4%
Comcast Corp Class A	63,239	1,760,257
Wireless Telecommunication Services - 0.9%
T-Mobile US Inc	13,205	2,773,710
TOTAL COMMUNICATION SERVICES		25,379,548

Consumer Discretionary - 6.8%
Broadline Retail - 0.5%
Amazon.com Inc (b)	6,928	1,691,956
Diversified Consumer Services - 0.3%
H&R Block Inc	22,350	1,111,689
Hotels, Restaurants & Leisure - 1.6%
McDonald's Corp	12,725	3,797,522
Starbucks Corp	15,267	1,234,642
		5,032,164
Specialty Retail - 3.2%
Burlington Stores Inc (b)	6,744	1,845,091
Dick's Sporting Goods Inc	8,921	1,975,555
Lowe's Cos Inc	12,810	3,050,445
TJX Cos Inc/The	25,110	3,518,916
		10,390,007
Textiles, Apparel & Luxury Goods - 1.2%
Columbia Sportswear Co	1,602	79,507
NIKE Inc Class B	17,400	1,123,866
Tapestry Inc	23,112	2,538,160
		3,741,533
TOTAL CONSUMER DISCRETIONARY		21,967,349

Consumer Staples - 7.5%
Beverages - 1.9%
Coca-Cola Co/The	53,140	3,661,346
Keurig Dr Pepper Inc	85,956	2,334,565
		5,995,911
Consumer Staples Distribution & Retail - 3.2%
Albertsons Cos Inc Class A	23,154	409,594
BJ's Wholesale Club Holdings Inc (b)	21,325	1,882,145
Costco Wholesale Corp	276	251,560
Target Corp	15,429	1,430,577
Walmart Inc	62,680	6,341,962
		10,315,838
Food Products - 0.6%
JM Smucker Co	7,821	809,865
Mondelez International Inc	21,450	1,232,517
		2,042,382
Household Products - 1.6%
Procter & Gamble Co/The	33,692	5,066,266
Personal Care Products - 0.2%
Kenvue Inc	53,758	772,502
TOTAL CONSUMER STAPLES		24,192,899

Energy - 5.1%
Oil, Gas & Consumable Fuels - 5.1%
Chevron Corp	6,582	1,038,113
Enterprise Products Partners LP	48,837	1,503,691
Exxon Mobil Corp	81,423	9,311,535
Phillips 66	7,116	968,772
Shell PLC	68,498	2,567,951
Valero Energy Corp	5,990	1,015,664
		16,405,726
Financials - 20.6%
Banks - 11.8%
Bank of America Corp	131,411	7,023,918
Huntington Bancshares Inc/OH	147,896	2,283,514
JPMorgan Chase & Co	39,431	12,267,774
M&T Bank Corp	16,124	2,964,720
PNC Financial Services Group Inc/The	22,788	4,159,949
US Bancorp	47,199	2,203,249
Wells Fargo & Co	84,209	7,323,657
		38,226,781
Capital Markets - 1.9%
Blackrock Inc	2,536	2,746,006
Charles Schwab Corp/The	34,591	3,269,541
		6,015,547
Consumer Finance - 0.8%
Capital One Financial Corp	12,605	2,772,974
Financial Services - 1.0%
Apollo Global Management Inc	12,780	1,588,682
Visa Inc Class A	4,735	1,613,404
		3,202,086
Insurance - 5.1%
American Financial Group Inc/OH	17,099	2,251,596
Chubb Ltd	17,453	4,833,434
Hartford Insurance Group Inc/The	26,810	3,329,266
Marsh & McLennan Cos Inc	13,826	2,463,102
Travelers Companies Inc/The	13,424	3,605,955
		16,483,353
TOTAL FINANCIALS		66,700,741

Health Care - 10.6%
Biotechnology - 3.1%
AbbVie Inc	23,082	5,032,800
Gilead Sciences Inc	41,889	5,017,883
		10,050,683
Health Care Providers & Services - 1.7%
Cigna Group/The	5,310	1,297,817
UnitedHealth Group Inc	12,181	4,160,542
		5,458,359
Life Sciences Tools & Services - 1.0%
Danaher Corp	14,443	3,110,733
Pharmaceuticals - 4.8%
Eli Lilly & Co	2,810	2,424,637
GSK PLC	84,644	1,981,808
Johnson & Johnson	29,444	5,561,089
Merck & Co Inc	47,338	4,070,122
Roche Holding AG	786	254,601
Royalty Pharma PLC Class A	36,935	1,386,540
		15,678,797
TOTAL HEALTH CARE		34,298,572

Industrials - 10.2%
Aerospace & Defense - 3.5%
GE Aerospace	11,843	3,658,895
General Dynamics Corp	7,810	2,693,669
Huntington Ingalls Industries Inc	7,135	2,297,613
Northrop Grumman Corp	4,438	2,589,351
		11,239,528
Building Products - 0.9%
Johnson Controls International plc	25,297	2,893,724
Commercial Services & Supplies - 0.4%
GFL Environmental Inc Subordinate Voting Shares	14,967	654,362
Veralto Corp	7,289	719,279
		1,373,641
Electrical Equipment - 1.4%
AMETEK Inc	11,330	2,289,906
GE Vernova Inc	4,052	2,370,988
		4,660,894
Ground Transportation - 1.0%
Norfolk Southern Corp	11,060	3,134,183
Machinery - 2.4%
Crane Co	13,117	2,492,230
ITT Inc	27,663	5,119,591
		7,611,821
Professional Services - 0.1%
KBR Inc	11,945	511,723
Trading Companies & Distributors - 0.5%
Watsco Inc	4,089	1,504,793
TOTAL INDUSTRIALS		32,930,307

Information Technology - 6.9%
Communications Equipment - 1.4%
Cisco Systems Inc	60,501	4,423,228
Electronic Equipment, Instruments & Components - 0.3%
Crane NXT Co	18,259	1,154,881
IT Services - 1.7%
Accenture PLC Class A	8,302	2,076,331
Amdocs Ltd	22,017	1,855,152
IBM Corporation	5,000	1,537,050
		5,468,533
Semiconductors & Semiconductor Equipment - 1.1%
Analog Devices Inc	8,443	1,976,760
Broadcom Inc	3,911	1,445,623
		3,422,383
Software - 1.9%
Gen Digital Inc	37,486	988,131
Microsoft Corp	9,919	5,136,157
		6,124,288
Technology Hardware, Storage & Peripherals - 0.5%
Apple Inc	6,065	1,639,794
TOTAL INFORMATION TECHNOLOGY		22,233,107

Materials - 3.2%
Chemicals - 1.9%
Linde PLC	15,054	6,297,089
Containers & Packaging - 0.9%
Ball Corp	28,562	1,342,414
Crown Holdings Inc	15,267	1,483,647
		2,826,061
Metals & Mining - 0.4%
Freeport-McMoRan Inc	32,482	1,354,499
TOTAL MATERIALS		10,477,649

Real Estate - 2.1%
Specialized REITs - 2.1%
American Tower Corp	8,296	1,484,818
Lamar Advertising Co Class A	23,567	2,794,811
Public Storage Operating Co	9,313	2,594,229
		6,873,858
Utilities - 6.4%
Electric Utilities - 4.4%
Constellation Energy Corp	9,102	3,431,454
Exelon Corp	24,121	1,112,461
FirstEnergy Corp	22,218	1,018,251
NextEra Energy Inc	54,731	4,455,103
PG&E Corp	61,766	985,785
Southern Co/The	30,652	2,882,514
		13,885,568
Gas Utilities - 0.2%
Southwest Gas Holdings Inc	8,532	678,294
Independent Power and Renewable Electricity Producers - 0.7%
Vistra Corp	12,513	2,356,198
Multi-Utilities - 1.1%
Ameren Corp	11,571	1,180,473
CenterPoint Energy Inc	31,347	1,198,709
WEC Energy Group Inc	11,395	1,273,164
		3,652,346
TOTAL UTILITIES		20,572,406

TOTAL UNITED STATES		282,032,162
TOTAL COMMON STOCKS (Cost $240,916,836)		318,280,165

Money Market Funds - 2.2%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	4.18	5,053,818	5,054,829
Fidelity Securities Lending Cash Central Fund (c)(d)	4.18	2,024,583	2,024,785
TOTAL MONEY MARKET FUNDS (Cost $7,079,614)			7,079,614

TOTAL INVESTMENT IN SECURITIES - 100.5% (Cost $247,996,450)	325,359,779
NET OTHER ASSETS (LIABILITIES) - (0.5)%	(1,711,522)
NET ASSETS - 100.0%	323,648,257

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	6,878,469	78,724,161	80,547,862	139,683	61	-	5,054,829	5,053,818	0.0%
Fidelity Securities Lending Cash Central Fund	2,124,798	15,217,701	15,317,714	3,496	-	-	2,024,785	2,024,583	0.0%
Total	9,003,267	93,941,862	95,865,576	143,179	61	-	7,079,614

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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